Revenue - Contract balances (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue
Deferred revenue-current	$ 16,736,365	$ 15,308,898
Deferred revenue-non-current	50,877	8,672,836
Total	16,787,242	23,981,734
Revenue recognized from deferred revenue balance	$ 15,258,021	$ 10,558,149